CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15		$ 15
Ordinary shares, par value per share		0.4		0.4
Ordinary shares, shares authorized	32,500,000	32,500,000	32,500,000	32,500,000
Ordinary shares, shares outstanding	14,527,292	14,527,292	10,919,930	10,919,930
Ordinary shares, shares issued	14,527,292	14,527,292	10,919,930	10,919,930